Summary of Significant Accounting Policies - Summary of basic and diluted net income per shares (Detail) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Allocation of net loss	$ (3,388,021)	$ (2,984,151)	$ 4,368,352	$ (4,832,201)	$ 1,384,201	$ (2,003,820)
Class A [Member]
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Allocation of net loss	$ (2,710,417)					$ (1,603,056)
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average ordinary shares outstanding	37,375,000	37,375,000	37,375,000	8,625,000	37,375,000	37,375,000
Basic and diluted net loss per ordinary share	$ (0.07)	$ (0.06)	$ 0.09	$ (0.28)	$ 0.03	$ (0.04)
Class B [Member]
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Allocation of net loss	$ (677,604)					$ (400,764)
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average ordinary shares outstanding	9,343,750	9,343,750	9,343,750	8,406,250	9,343,750	9,343,750
Basic and diluted net loss per ordinary share	$ (0.07)	$ (0.06)	$ 0.09	$ (0.28)	$ 0.03	$ (0.04)